Lease Transactions	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessee
Right-of-use assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥15,218 million and ¥12,980 million at March 31, 2021 and 2022, respectively. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥20,137 million and ¥16,104 million at March 31, 2021 and 2022, respectively.
Right-of-use assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥338,547 million and ¥261,803 million at March 31, 2021 and 2022, respectively. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥476,104 million and ¥384,183 million at March 31, 2021 and 2022, respectively.
For the fiscal years ended March 31, 2021 and 2022, the MUFG Group recognized ¥56,424 and ¥20,830, respectively, of impairment losses for Right-of-use assets of operating leases, where recovery of the carrying amount is doubtful. The losses are included in Other non-interest expenses.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend or terminate the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group has elected to exclude leases with original terms of less than one year from the operating lease right-of-use assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2022 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,455	¥4,971	¥4,816
Interest on lease liabilities	460	240	198
Operating lease cost	99,939	91,276	81,206
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2021 and 2022:

	2021	2022
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥331	¥262
Operating cash flows from operating leases	102,982	107,047
Financing cash flows from finance leases	7,709	7,426
Right-of-use assets obtained in exchange for new finance lease liabilities	3,487	4,055
Right-of-use assets obtained in exchange for new operating lease liabilities	50,564	48,095
Weighted-average remaining lease term:
Finance leases	4.1 years	3.6 years
Operating leases	8.3 years	8.0 years
Weighted-average discount rate:
Finance leases	0.87%	0.77%
Operating leases	0.97%	0.76%
Maturities of lease liabilities as of March 31, 2022 are as follows:

	Finance leases	Operating leases
	(in millions)
2023	¥6,250	¥89,016
2024	4,583	70,274
2025	2,395	51,582
2026	1,532	40,012
2027	839	28,138
2028 and thereafter	916	124,388
Total undiscounted cash flows	16,515	403,410
Difference between undiscounted and discounted cash flows	(411)	(19,227)
Amount on balance sheet	¥16,104	¥384,183
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing lease are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥119,010	¥122,810	¥116,430
Operating leases:
Lease income	7,856	3,663	4,202
Total	¥126,866	¥126,473	¥120,632
Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of operations. Lease income from operating lease transactions is included in Other non-interest income in the consolidated statements of operations.
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2021 and 2022.

	2021	2022
	(in millions)
Lease receivables (undiscounted)	¥1,913,852	¥1,855,125
Adjustments:
Discounted unguaranteed residual value	15,435	12,439
Initial direct cost on sales type and direct financing leases	27,869	27,695
Deferred selling profit	(313,784)	(306,316)
Net investment in sales type and direct financing leases	¥1,643,372	¥1,588,943
The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2022:

Lease receivables
(in millions)
2023	¥452,739
2024	428,280
2025	348,436
2026	264,847
2027	170,471
2028 and thereafter	190,352
Total undiscounted cash flows	1,855,125
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(266,182)
Amount on balance sheet	¥1,588,943